Share Repurchases - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended			54 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Nov. 30, 2012	Jul. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Purchase of common stock					$ 200,000,000	$ 150,000,000
Payments under share repurchase program	$ 39,053,000	$ 92,197,000	$ 93,750,000
Share Repurchase Plan 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Payments under share repurchase program	$ 39,100,000	$ 92,200,000	$ 93,800,000	$ 350,000,000
Repurchase of shares	0.7	1.3	1.7	7.4
Repurchase of shares average price per share	$ 55.95	$ 73.06	$ 54.76	$ 47.43